Direct Financing and Sales-type Leases	12 Months Ended
Dec. 31, 2015
Direct Financing and Sales-type Leases

(6) Direct Financing and Sales-type Leases

The Company leases containers under direct financing and sales-type leases. The Company had 165,255 and 174,271 containers under direct financing and sales-type leases as of December 31, 2015 and 2014, respectively.

The components of the net investment in direct financing and sales-type leases, which are reported in the Company’s Container Ownership segment as of December 31, 2015 and 2014 were as follows:

	2015	2014
Future minimum lease payments receivable	$372,644	$422,451
Residual value of containers	7,460	8,650
Less unearned income	(48,970)	(62,096)

Net investment in direct financing and sales-type leases	$331,134	$369,005

Amounts due within one year	$87,706	$89,003
Amounts due beyond one year	243,428	280,002

Net investment in direct financing and sales-type leases	$331,134	$369,005

The carrying value of TW’s net investment in direct financing and sales-type leases was $181,870 and $160,182 at December 31, 2015 and 2014, respectively.

The Company maintains detailed credit records about its container lessees. The Company’s credit policy sets different maximum exposure limits for its container lessees. The Company uses various credit criteria to set maximum exposure limits rather than a standardized internal credit rating. Credit criteria used by the Company to set maximum exposure limits may include, but are not limited to, container lessee trade route, country, social and political climate, assessments of net worth, asset ownership, bank and trade credit references, credit bureau reports, including those from Dynamar B.V. and Lloyd’s Marine Intelligence Unit (common credit reporting agencies used in the maritime sector), operational history and financial strength. The Company monitors its container lessees’ performance and its lease exposures on an ongoing basis, and its credit management processes are aided by the long payment experience the Company has had with most of its container lessees and the Company’s broad network of long-standing relationships in the shipping industry that provide the Company current information about its container lessees.

If the aging of current billings for the Company’s direct financing and sales-type leases included in accounts receivable, net were applied to the related balances of the unbilled future minimum lease payments receivable component of the Company’s net investment in direct finance leases and sales-type leases as of December 31, 2015, the aging would be as follows:

1-30 days past due	$133,891
31-60 days past due	5,621
61-90 days past due	—
Greater than 90 days past due	6,800

Total past due	146,312
Current	226,332

Total future minimum lease payments	$372,644

The Company maintains allowances, if necessary, for doubtful accounts and estimated losses resulting from the inability of its lessees to make required payments under direct financing and sales-type leases based on, but not limited to, each lessee’s payment history, management’s current assessment of each lessee’s financial condition and the adequacy of the fair value of containers that collateralize the leases compared to the book value of the related net investment in direct financing and sales-type leases. The changes in the carrying amount of the allowance for doubtful accounts related to billed amounts under direct financing and sales-type leases and included in accounts receivable, net, during the years ended December 31, 2015 and 2014 are as follows:

Balance as of December 31, 2013	$613
Additions charged to expense	530
Write-offs	—

Balance as of December 31, 2014	1,143
Additions charged to expense	2,745
Write-offs	(5)

Balance as of December 31, 2015	$3,883

The following is a schedule by year of future minimum lease payments receivable under these direct financing and sales-type leases as of December 31, 2015:

Year ending December 31:
2016	$106,813
2017	106,142
2018	56,651
2019	38,318
2020 and thereafter	64,720

Total future minimum lease payments receivable	$372,644

Lease rental income includes income earned from direct financing and sales-type leases in the amount of $24,553, $24,136 and $21,438 during 2015, 2014 and 2013, respectively.